Property and Equipment - Summary (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 430	$ 370
Accumulated depreciation		(368)	(313)
Property and equipment, net	$ 55	62	57
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		26	26
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		314	254
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 90	$ 90